Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 81,167	€ 77,139	€ 70,343
Financial liabilities designated at fair value through profit or loss	48,038	60,995	68,058
Financial liabilities at amortized cost	1,248,188	1,230,745	1,171,630
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	43,598	57,111	65,304
Financial liabilities at amortized cost	990,391	942,417	903,101
Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	34,343	34,917	39,597
Financial liabilities at amortized cost	814,967	789,448	740,899
Total financial liabilities	849,310	824,365	780,496
Customers | Deposits on demand
Customer Deposits [Line Items]
Total financial liabilities	642,897	588,533	548,711
Customers | Current accounts
Customer Deposits [Line Items]
Total financial liabilities	418,752	373,146	346,345
Customers | Savings accounts
Customer Deposits [Line Items]
Total financial liabilities	216,500	208,701	196,493
Customers | Other demand deposits
Customer Deposits [Line Items]
Total financial liabilities	7,645	6,686	5,873
Customers | Time deposits
Customer Deposits [Line Items]
Total financial liabilities	171,939	196,921	199,025
Customers | Fixed-term deposits and other term deposits
Customer Deposits [Line Items]
Total financial liabilities	170,127	194,163	195,540
Customers | Home-purchase savings accounts
Customer Deposits [Line Items]
Total financial liabilities	43	44	40
Customers | Discount deposits
Customer Deposits [Line Items]
Total financial liabilities	3	3	3
Customers | Hybrid financial liabilities
Customer Deposits [Line Items]
Total financial liabilities	1,743	2,711	3,419
Customers | Subordinated liabilities
Customer Deposits [Line Items]
Total financial liabilities	23	0	23
Customers | Repurchase agreements
Customer Deposits [Line Items]
Total financial liabilities	34,474	38,911	32,760
Customers | Spain
Customer Deposits [Line Items]
Total financial liabilities	294,516	271,103	267,210
Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	106,013	334,542	309,615
Customers | United States and Puerto Rico
Customer Deposits [Line Items]
Total financial liabilities	59,057	60,011	53,843
Customers | Other OECD countries
Customer Deposits [Line Items]
Total financial liabilities	306,243	71,235	67,462
Customers | South America
Customer Deposits [Line Items]
Total financial liabilities	83,481	87,474	82,343
Customers | Rest of the world
Customer Deposits [Line Items]
Total financial liabilities	€ 0	€ 0	€ 23